Pension Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Changes in Benefit Obligation

Information with respect to changes in benefit obligation and the funded status of the plans is as follows (in thousands of Korean Won):

	June 30, 2018		December 31, 2017
Change in projected benefit liability
Liability at beginning of year	￦	930,098	￦	880,656
Service cost		102,871		226,787
Interest cost		5,587		10,991
Benefit payments		(30,895)		(146,892)
Prior service cost		-		-
Remeasurement of defined benefit liabilities		9,981		(41,444)
Liability at end of year		1,017,642		930,098

Plan assets at end of year		-		-

Funded status and net liability recognized	￦	(1,017,642)	￦	(930,098)

Information with respect to changes in benefit obligation and the funded status of the plans is as follows (in thousands of Korean Won):

	December 31, 2017		December 31, 2016
Change in projected benefit liability
Liability at beginning of year	￦	880,656	￦	828,523
Service cost		226,787		200,789
Interest cost		10,991		9,269
Benefit payments		(146,892)		(84,268)
Prior service cost		-		-
Remeasurement of defined benefit liabilities		(41,444)		(73,657)
Liability at end of year		930,098		880,656

Plan assets at end of year		-		-

Funded status and net liability recognized	￦	(930,098)	￦	(880,656)

Schedule of Components of Benefit Expense

The components of benefit expense are as follows (in thousands of Korean Won):

	June 30, 2018		December 31, 2017

Service cost	￦	102,871	￦	226,787
Interest cost		5,587		10,991
Prior service cost		-		-
Total	￦	108,458	￦	237,778

The components of benefit expense are as follows (in thousands of Korean Won):

	December 31, 2017		December 31, 2016

Service cost	￦	226,787	￦	200,790
Interest cost		10,991		9,269
Prior service cost		-		-
Total	￦	237,778	￦	210,059

Schedule of Weighted Average Assumption Used

The weighted-average assumptions used to determine projected benefit liability and benefit expense for pension plans are as follows:

	June 30, 2018	December 31, 2017
Discount rate	3.23%	3.21%
Expected long-term rate of return on plan assets	N/A	N/A
Rate of compensation increase	2.00%	2.00%

The weighted-average assumptions used to determine projected benefit liability and benefit expense for pension plans are as follows:

	2017	2016
Discount rate	3.21%	2.68%
Expected long-term rate of return on plan assets	N/A	N/A
Rate of compensation increase	2.00%	2.00%

Schedule of Estimated Future Benefit Payments

The estimated future benefit payments are as follows (in thousands of Korean Won):

Year Ending June 30,
2019	￦	46,552
2020		60,381
2021		54,697
2022		59,070
2023		62,514
Thereafter		2,265,061
Total	￦	2,548,275

The estimated future benefit payments are as follows (in thousands of Korean Won):
Year Ending December 31,
2018	￦	42,802
2019		55,189
2020		51,151
2021		54,757
2022		57,537
		2,150,664
Total	￦	2,412,100